Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	BORN
Entity Registrant Name	CHINA NEW BORUN Corp
Entity Central Index Key	0001490366
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	25,725,000

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Assets
Cash	$ 97,158,960	610,692,645	223,875,750
Restricted cash (note 13)	11,932,225	75,000,000
Trade accounts receivable, net of allowance for doubtful accounts of nil and nil, as of December 31, 2011 and 2012 , respectively (note 4)	48,171,172	302,779,899	300,023,348
Inventories (note 5)	21,999,981	138,280,880	86,205,820
Advance to suppliers (note 6)	10,791,266	67,828,505	143,742,755
Other receivables (note 7)	5,549,418	34,880,868	12,682,305
Prepaid expenses	960,913	6,039,816	3,957,293
Total current assets	196,563,935	1,235,502,613	770,487,271
Property, plant and equipment, net (note 8)	166,722,459	1,047,934,015	1,127,381,307
Land use rights, net (note 9)	8,978,265	56,432,887	57,583,427
Intangible assets, net (note 10)	2,143,825	13,475,014	17,301,257
Other non-current assets (note 11)	14,262,690	89,648,135
Total assets	388,671,174	2,442,992,664	1,972,753,262
Liabilities and Shareholders' Equity
Trade accounts payable	2,005,430	12,605,132	13,200,118
Accrued expenses and other payables (note 12)	10,173,055	63,942,736	86,945,695
Income taxes payable	1,059,863	6,661,771	34,475,778
Short-term borrowings (note 13)	133,990,932	842,200,000	508,700,000
Total current liabilities and total liabilities	147,229,280	925,409,639	643,321,591
Commitments and Contingencies (note 17)
Shareholders' equity (note 14)
Ordinary share-par value of RMB0.0068259; 25,725,000 shares authorized, issued and outstanding as of December 31, 2011 and 2012 respectively	25,725	175,596	175,596
Additional paid-in capital	74,478,114	468,132,187	468,132,187
Retained earnings-appropriated	18,837,323	118,401,996	99,586,852
Retained earnings-unappropriated	148,173,902	931,347,064	762,010,754
Accumulated other comprehensive income (loss)	(73,170)	(473,818)	(473,718)
Total shareholders' equity	241,441,894	1,517,583,025	1,329,431,671
Total liabilities and shareholders' equity	$ 388,671,174	2,442,992,664	1,972,753,262

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts
Ordinary share, par value		0.0068259	0.0068259
Ordinary share, shares authorized	25,725,000	25,725,000	25,725,000
Ordinary share, shares issued	25,725,000	25,725,000	25,725,000
Ordinary share, shares outstanding	25,725,000	25,725,000	25,725,000

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Revenues	$ 411,652,494	2,587,441,751	2,685,223,409	1,713,924,878
Cost of goods sold	356,471,259	2,240,600,096	2,175,060,342	1,308,303,166
Gross profit	55,181,235	346,841,655	510,163,067	405,621,712
Operating expenses:
Selling	726,584	4,566,943	5,281,112	2,981,049
General and administrative	7,930,208	49,845,321	53,779,944	42,734,994
Total operating expenses	8,656,792	54,412,264	59,061,056	45,716,043
Operating income	46,524,443	292,429,391	451,102,011	359,905,669
Other (income) expenses:
Interest income	(217,136)	(1,364,810)	(1,169,183)	(646,231)
Interest expense	6,804,198	42,767,789	34,114,359	12,608,465
Others, net	25,107	157,807	(32,319)	254,366
Total other expense, net	6,612,169	41,560,786	32,912,857	12,216,600
Income before income taxes	39,912,274	250,868,605	418,189,154	347,689,069
Income tax expense (note 16)	9,978,069	62,717,151	105,194,680	88,264,738
Net income	29,934,205	188,151,454	312,994,474	259,424,331
Participation in undistributed earnings by preference shareholders				(27,744,622)
Net income attributable to ordinary shareholders	29,934,205	188,151,454	312,994,474	231,679,709
Other Comprehensive Income:
Foreign currency translation adjustment	(16)	(100)	(90,730)	(154,780)
Total Comprehensive Income	$ 29,934,189	188,151,354	312,903,744	259,269,551
Earnings per share (note 2):
Basic and diluted	$ 1.16	7.31	12.17	11.07
Weighted average ordinary shares outstanding (note 2):
Basic and diluted	25,725,000	25,725,000	25,725,000	20,927,117

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Class A Convertible Preference Share [Member] USD ($)	Class B Convertible Preference Share [Member] USD ($)	Class C Convertible Preference Share [Member] USD ($)	Ordinary Share [Member] USD ($)	Ordinary Share [Member] CNY	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] CNY	Appropriated Retained Earnings [Member] USD ($)	Appropriated Retained Earnings [Member] CNY	Unappropriated Retained Earnings [Member] USD ($)	Unappropriated Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY
Beginning Balance at Dec. 31, 2009		516,209,389	$ 25	$ 7	$ 3		101,350		227,157,411		41,314,903		247,863,898		(228,208)
Beginning Balance (in shares) at Dec. 31, 2009			3,711.952	1,065.33	374.907		14,847,811
Issuance of ordinary shares shareholder (in shares)							5,725,000
Issuance of ordinary shares shareholder		241,048,987					39,078		241,009,909
Transfer of preference shares (in shares)			(3,711.952)	(1,065.33)	(374.907)		5,152,189
Transfer of preference shares			(25)	(7)	(3)		35,168		(35,133)
Net income		259,424,331											259,424,331
Transfer to statutory reserves											26,479,421		(26,479,421)
Foreign currency translation adjustment		(154,780)													(154,780)
Ending Balance at Dec. 31, 2010		1,016,527,927					175,596		468,132,187		67,794,324		480,808,808		(382,988)
Ending Balance (in shares) at Dec. 31, 2010							25,725,000
Net income		312,994,474											312,994,474
Transfer to statutory reserves											31,792,528		(31,792,528)
Foreign currency translation adjustment		(90,730)													(90,730)
Ending Balance at Dec. 31, 2011		1,329,431,671					175,596		468,132,187		99,586,852		762,010,754		(473,718)
Ending Balance (in shares) at Dec. 31, 2011							25,725,000
Net income	29,934,205	188,151,454											188,151,454
Transfer to statutory reserves											18,815,144		(18,815,144)
Foreign currency translation adjustment	(16)	(100)													(100)
Ending Balance at Dec. 31, 2012	$ 241,441,894	1,517,583,025				$ 25,725	175,596	$ 74,478,114	468,132,187	$ 18,837,323	118,401,996	$ 148,173,902	931,347,064	$ (73,170)	(473,818)
Ending Balance (in shares) at Dec. 31, 2012						25,725,000

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 29,934,205	188,151,454	312,994,474	259,424,331
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,498,540	97,416,071	83,808,331	46,108,118
Amortization expense	791,788	4,976,783	4,976,783	4,599,015
Changes in operating assets and liabilities:
Trade accounts receivable	(438,557)	(2,756,551)	(171,542,845)	(57,082,888)
Inventories	(8,284,951)	(52,075,060)	10,736,967	(47,857,728)
Prepaid expenses and other current assets	8,214,648	51,633,164	(79,050,747)	(71,194,527)
Trade accounts payable	(94,660)	(594,986)	(16,022,516)	(12,528,255)
Accrued expenses and other payables	1,246,768	7,836,558	14,672,516	83,175,504
Income tax payable	(4,425,107)	(27,814,007)	14,767,904	(10,308,927)
Net cash provided by operating activities	42,442,674	266,773,426	175,340,867	194,334,643
Cash flows from investing activities:
Restricted bank deposits	(11,932,225)	(75,000,000)
Purchases of property, plant and equipment	(7,765,220)	(48,808,296)	(303,083,944)	(537,568,350)
Payments of land use rights	(14,262,690)	(89,648,135)		(32,386,000)
Net cash used in investing activities	(33,960,135)	(213,456,431)	(303,083,944)	(569,954,350)
Cash flows from financing activities:
Capital contribution				256,100,772
Proceeds from short-term borrowings	160,639,567	1,009,700,000	525,700,000	498,000,000
Repayments of short-term borrowings	(107,580,941)	(676,200,000)	(515,000,000)	(143,200,000)
Net cash provided by financing activities	53,058,626	333,500,000	10,700,000	610,900,772
Effect of foreign currency exchange translation	(16)	(100)	(65,787)	(81,518)
Net increase (decrease) in cash	61,541,149	386,816,895	(117,108,864)	235,199,547
Cash-beginning of year	35,617,811	223,875,750	340,984,614	105,785,067
Cash-end of year	97,158,960	610,692,645	223,875,750	340,984,614
Supplemental disclosure of cash flow information:
Income taxes	14,403,175	90,531,158	90,426,776	98,573,665
Interest	6,804,198	42,767,789	34,114,359	12,608,465
Non-cash investing activities:
Accrued fixed asset purchases	$ 1,081,910	6,800,347	37,639,864	81,865,371

Description of business	12 Months Ended
Dec. 31, 2012
Description of business [Abstract]
Description of business

1. Description of business

The accompanying consolidated financial statements include the financial statements of China New Borun Corporation ("New Borun"), Golden Direction Limited ("Golden Direction"), China High Enterprises Limited ("China High"), Weifang Great Chemical, Inc. ("WGC"), Shandong Borun Industrial Co., Ltd. ("Shandong Borun") and Daqing Borun Biotechnology Co., Ltd ("Daqing Borun"). New Borun, Golden Direction, China High, WGC, Shangdong Borun and Daqing Borun are collectively referred to as the "Company".

New Borun, the holding company, was incorporated in Cayman Islands on December 21, 2009.

Golden Direction was incorporated in the British Virgin Islands on March 28, 2008. Effective as of March 31, 2010, New Borun consummated a share exchange agreement with Golden Direction whereby New Borun acquired 100% of the voting capital stock of Golden Direction. As of the date of that agreement, (1) Golden Direction became a wholly owned subsidiary of New Borun and (2) Golden Direction held approximately 74.24% of the voting capital stock of China High Enterprises Limited, or China High, our Hong Kong holding company. Effective as of March 31, 2010, New Borun and Golden Direction consummated a share exchange agreement whereby New Borun through Golden Direction acquired the remaining 25.76% equity interest of China High.

China High was incorporated in Hong Kong's Special Administrative Region on July 15, 2008.

WGC was established as a limited liability company on March 21, 2001 in China's Shandong Province under the laws of the People's Republic of China ("PRC"). For restructuring and reorganization purposes, pursuant to an equity interest acquisition agreement, China High acquired all of the equity interests of WGC on September 30, 2008.

In December 2008, China High through WGC acquired a 100% equity interest in Shandong Borun, the operating company. Shandong Borun was the predecessor of the Company and operated all of the business of the Company prior to a restructuring in 2008 (the "Restructuring"). Shandong Borun was set up in the city of Shouguang in China's Shandong Province by Mr. Jinmiao Wang ("Mr. Wang") and his family members (collectively the "Wang Family") on December 1, 2000. The establishment of China High and the acquisition of Shandong Borun through WGC has been accounted for as a recapitalization or reorganization of Shandong Borun since the stockholders consisted of the same majority shareholders (no change in control) and there was no change in management immediately following the completion of the transaction in accordance with the provisions of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 805-50-15-6, "Business Combinations".

On July 9, 2008, Shandong Borun acquired all of the equity interests in Daqing Borun, a company formerly called Daqing Anxin Tongwei Alcohol Manufacturing Co., Ltd. (Anxin Tongwei), a limited liability company established under the laws of the PRC on September 20, 2004 in Daqing city, Heilongjiang Province, China. The total purchase price of RMB139,000,000 was allocated based on the estimated fair values of the assets acquired and liabilities assumed at the date of purchase in accordance with FASB ASC Topic 805, "Business Combinations". Anxin Tongwei began production of edible alcohol in 2005; however, due to operation and financing problems, Anxin Togwei ceased production and applied for bankruptcy on July 26, 2007. On July 1, 2008, the Court made the verdict to approve that certain Acquisition Agreement between Shandong Borun and Anxin Tongwei on June 26, 2008, and on July 9, 2008 the parties completed the acquisition pursuant to which Anxin Tongwei became a wholly owned subsidiary of Shandong Borun. As of the acquisition date, Anxin Tongwei had been idle for more than one year, with no management personnel or production, employees or revenue. Accordingly, under FASB ABC Topic 805, since the acquired set of assets exclude several key items (employees, processes and customers), the Company concluded that the acquired set of assets does not constitute a business and, as a result, accounted for the transaction as an asset acquisition. Subsequent to the acquisition, we spent more than a year and approximately RMB110million ($17.5 million) in facility improvements, including improvements to machinery and equipment, in order to replace the previous owner's "dry" method manufacturing process with our in-house developed Borun Wet Process and we also changed the name of Anxin Tongwei to Daqing Borun Biotechnology Co., Ltd. (since we regard "corn deep-processing" as a part of the biotechnology field, we named it accordingly).

The establishment of New Borun on December 21, 2009 and acquisition through share exchange between New Borun, Golden Direction and China High effective as of March 31, 2010 has been accounted for as a recapitalization or reorganization since the stockholders consisted of the same majority shareholders (no change in control) and there was no change in management immediately following the completion of the transaction in accordance with the provision of FASB ASC Topic 805-50-15-6. Accordingly, the transaction is treated as a recapitalization or reorganization of China High and the assets and liabilities and the historical operations that are reflected in the financial statements are those of China High and its subsidiaries and are recorded at the historical cost basis. New Borun, Golden Direction and China High are holding companies. Financial statements and financial information presented for prior years have been retrospectively adjusted to furnish comparative information for periods during which Golden Direction, China High, WGC and Shandong Borun were under common control.

On November 15, 2012, WGC merged into Shandong borun, as a result of the merger WGC is deregistered and China High obtained 100% direct control over Shandong Borun. As WGC has no operating activities during the year ended December 31, 2010, 2011 and 2012, the restructure has no impact on the Company's consolidated financial statements.

The Company develops and operates its business through Shandong Borun and Daqing Borun. The Company is principally engaged in manufacture and distribution of edible alcohol and its by-products, including Distillers Dried Grains with Solubles high-protein feed ("DDGS Feed"), liquid carbon dioxide and crude corn oil in the PRC.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the financial statements of the New Borun, Golden Direction, China High, WGC, Shangdong Borun and Daqing Borun. All significant inter-company transactions and balances have been eliminated upon consolidation.

Segment Reporting

The Company operates and manages its business as a single segment since the Company's products have similar nature and production procedures. The Company's chief operating decision maker, the Chief Executive Officer, receives and reviews the result of the operation for all products as a whole when making decisions about allocating resources and assessing performance of the Company. In accordance with FASB ASC Topic 280-10, the Company is not required to report the segment information for the products.

As the Company primarily generates its revenues from customers in the PRC, and all of the Company's sales and all of the Company's long-lived assets are located in the PRC, no geographical segments are presented.

Foreign Currency Translation

The Company's financial statements are presented in Chinese Renminbi ("RMB"), which is the Company's reporting currency. The functional currency of the Company's subsidiary in Hong Kong is the U.S. dollar while the functional currency of the Company's subsidiaries in the PRC is RMB.

In accordance with FASB ASC Topic 830, the Company translates the assets and liabilities into RMB using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from U.S.dollar into RMB are recorded in shareholders' equity as part of accumulated other comprehensive income.

Convenience Translation into United States Dollar Amounts

The Company reports its financial statements using the RMB. The Dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader, and have been converted at the rate of RMB 6.2855 to one Dollar ($), which is published by the People's Bank of China on December 31, 2012. Such translations should not be construed as representations that the RMB amounts represent, have been, or could be, converted into, $ at that or any other rate.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC Topic 605, "Revenue Recognition", when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Delivery occurs upon receipt of products by the customers at the customers' warehouse or designated destination, or at the time products are picked up by the customers at the Company's warehouse.

Revenues presented on the consolidated statements of operations and comprehensive income are net of sales taxes and surcharges.

Consumption tax

The Company is subject to consumption tax imposed by the PRC Government on its sales of edible alcohol and the tax rate is 5% to the sales amount of edible alcohol. The amount of consumption tax that is netted against sales revenue for the years ended December 31, 2010, 2011 and 2012 are RMB63,587,638, RMB101,796,398 and RMB95,920,874 ($15,260,659), respectively. As of December 31, 2011 and 2012, consumption tax payable are included in "VAT and other taxes payable" under "Accrued expenses and other payables" amounted to RMB21,019,617 and RMB18,206,743 ($2,896,626), respectively.

Cost of Goods Sold

The Company's cost of goods sold includes product costs, shipping and handling costs, and costs related to inventory adjustments, including write downs for excess and obsolete inventory. Product costs include raw materials, production overhead costs, amortization of production license, and depreciation of property, plant and equipment used directly or indirectly for production.

Research and Development Costs

Research and development costs are expensed as incurred. The Company did not incur any material research and development costs for the years ended December 31, 2010, 2011 and 2012.

Advertising Expenses

Costs associated with advertising are expensed as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2010, 2011 and 2012.

Shipping and Handling Costs

The Company records all charges for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of goods sold.

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with FASB ASC Topic 220, "Comprehensive Income". FASB ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Inventories

Inventories are stated at the lower of cost or market determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, Plant, and Equipment

Property, plant and equipment are recorded at cost. Significant additions or improvements extending useful lives of assets are capitalized. Depreciation is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives as follows.

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Maintenance and repairs are charged directly to expense as incurred, whereas improvements and renewals are generally capitalized in their respective property accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized and reflected as a line item before operating income (loss).

Land Use Rights

According to the laws of the PRC, land is owned by the state or rural collective economic organizations in the PRC. Companies or individuals are authorized to possess and use the land only through the land use rights granted by the government. The land use rights represent cost of the rights to use the land in respect of properties located in the PRC. Land use rights are carried at cost and amortized on a straight-line basis over the period of rights of 50 years.

Intangible Assets

Intangible assets include production license for use in the production and distribution of edible alcohol and is accounted for under FASB ASC Topic 350-30, General Intangibles Other Than Goodwill. The current production license for use in the production and distribution of edible alcohol renewed in October 2011with an additional five years. The production license renewal is normally subject to inspection and renewed every five years with a small renewal application fee cost. Based on the Company's historical experience in producing and distributing edible alcohol, the Company does not expect to incur significant cost to renew its production license nor does it expect any material modifications to the existing terms of the production license, or any difficulties in renewing the license. The remaining useful life of the production license is estimated as 4.7 years, starting from the date it is expected to contribute to the future cash flows of the Company to the expiration date of next renewed license. Amortization expense is calculated on a straight-line basis over the useful life of the production license which include additional five-year expected renewal period.

Impairment of Long-Lived Assets

The Company, in accordance with FASB ASC Topic 360, "Property, Plant and Equipment", reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability is determined by comparing projected undiscounted cash flows associated with such assets to the related carrying value

An impairment loss would be recognized when estimated discounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company performed impairment of long-lived assets test and no impairment losses were deemed required and as a result, the Company did not record any impairment losses for the years ended December 31, 2010, 2011 and 2012.

Retirement and Other Postretirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company accounts for the mandated defined contribution plan under the vested benefit obligations approach based on the guidance of FASB ASC Topic 715, "Compensation-Retirement Benefits".

The total amounts for such employee benefits which were expensed were RMB6,242,539, RMB10,533,795 and RMB9,448,608 ($1,503,239) for the years ended December 31, 2010, 2011 and 2012, respectively.

Value added tax

All the PRC subsidiaries of the Company are subject to value added tax ("VAT") imposed by the PRC government on its purchase and sales of goods, its purchase of property, plant and equipments and the freight expenses being incurred. The output VAT is charged to customers who purchase goods from the Company and debited to trade accounts receivable and credited to VAT payable - output VAT. As of December 31, 2011 and 2012, the trade accounts receivable included the output VAT charged to customers are RMB41,334,639 and RMB41,816,583 ($6,652,865), respectively. The input VAT is incurred when the Company purchases goods and property, plant and equipments from its vendors and the freight expenses being incurred. The input VAT incurred is debited to VAT recoverable or VAT payable - input VAT and credited to payables accounts or cash and cash equivalent. VAT payable is computed on a monthly basis and payable in the following month based on the difference between the amount of output VAT and input VAT as of month-end, The applicable VAT rate is ranged from 13% to 17% in general, depending on the types of products purchased and sold. If the amount of validated input VAT being aroused by purchasing goods and property, plant, equipments and the freight expenses incurred exceeds that of output VAT for sales of goods during the month, the debit VAT payable balance as of month-end will be carried forward to be creditable against future collection of output VAT in the following months, and will be reclassified as VAT recoverable under other receivables. In addition, input VAT is off-the-price and not included in the cost of inventory.

According to Cai Shui [2012] No. 38 issued by the PRC State Administration of Taxation, since July 2012, the input VAT paid for purchase of corns can only be offset against the output VAT when the required conditions are being fulfilled and validated by the PRC Taxing Authority, otherwise, the input VAT paid will be temporarily recorded as VAT recoverable under other receivables. As of December 31, 2011 and 2012, VAT recoverable consisted of input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority of RMB nil and RMB14,068,225 ($2,238,203), respectively.

Appropriated Retained Earnings

The income of the Company's PRC subsidiaries is distributable to their shareholder after transfer to reserves as required by relevant PRC laws and regulations and the subsidiary's Articles of Association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory surplus reserves and discretionary reserves. Statutory surplus reserves can be used to offset the accumulated losses, if any, and may be converted into capital in proportion to the existing equity interests of shareholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation to the statutory surplus reserves must not be less than 10% of net profit after taxation. Such appropriation may cease to apply if the balance of the fund is equal to 50% of the entity's registered capital. The annual appropriations of reserves of WGC, Shandong Borun and Daqing Borun are 10%, 10% and 10%, respectively, of the net profit after taxation. For the years ended December 31, 2010, 2011 and 2012, the Company made transfers to this reserve fund in the amounts of RMB26,479,421, RMB31,792,528 and RMB18,815,144 ($2,993,420) , respectively.

Dividends

The Company provides discretionary dividend payments based on the approval of the Company's Board of Directors. The Board of Directors of the Company had not approved any dividend payment for the year ended December 31, 2010, 2011 and 2012.

Income Taxes

The Company follows FASB ASC Topic 740, "Income Taxes", which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company adopted FASB ASC Topic 740-10-25 on January 1, 2007, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of FASB ASC Topic 740-10-25.

Earning per share

Earnings per share is calculated in accordance with FASB ASC Topic 260, "Earnings Per Share". Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. The Two-Class Method prescribed under FASB ASC 260-10 is used to calculate earnings per share data for preference shares that are participating securities. The preference shareholders participate in undistributed earnings with ordinary shareholders. The preference shareholder is entitled to receive dividends, when declared, on a basis equivalent to holders of ordinary shares. The holder is also entitled to undistributed earnings proportionate to its ownership interest. Undistributed earnings for a period are allocated to the preference shareholder based on its contractual participation rights to share in those current earnings as if all of the earnings for the period had been distributed.

Diluted income per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Diluted earnings per ordinary share also reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. There are no other dilutive securities besides the preference shares for any of the years presented. Earnings per share is calculated on an as-if converted basis with the same results as earnings per share calculated using the Two-Class Method for all periods presented.

	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Net income	259,424,331	312,994,474	188,151,454	29,934,205

Undistributed earnings available to ordinary and preference shareholders	259,424,331	312,994,474	188,151,454	29,934,205
Participation in undistributed earnings by preference shareholder	(27,744,622)	-	-	-

Undistributed earnings available to ordinary shareholder	231,679,709	312,994,474	188,151,454	29,934,205

Numerator:
Numerator for basic and diluted earnings per share	231,679,709	312,994,474	188,151,454	29,934,205

Denominator:
Weighted average number ordinary shares outstanding-basic and diluted	20,927,117	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	11.07	12.17	7.31	1.16

Upon the Company completed its initial public offering (the "IPO") on June 11, 2010, the Company has no preference shares since all of the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares.

Operating Risk

Concentrations of Credit Risk and Risk Factors

Trade Accounts Receivable-Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers dispersed across diverse markets and generally short payment terms. Credit is extended based on an evaluation of the customer's financial condition and collateral generally is not required. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer's ability to meet its financial obligations subsequent to the original sale, the Company will record a specific allowance against amounts due, and thereby reduce the net recognized receivable to the amount the Company reasonably believes will be collected. As of December 31, 2012, there was no trade accounts receivable amounted over 10% of the total balance.

Revenues-Substantially all of the Company's revenues are derived from sales of edible alcohol and its by-products, including DDGS Feed, corn germ, liquid carbon dioxide and crude corn oil in PRC. Any significant decline in market acceptance of the Company's products or in the financial condition of our existing customers could impair our ability to operate effectively. None of the customers contributed over 10% of the total revenue for the year ended December 31, 2012.

Interest Risk and Risk Factors

Borrowings-The Company's significant interest-bearing financial liabilities are borrowings. All borrowings are short-term and will be matured at various dates within the year ending December 31, 2013, which do not expose the Company to interest rate risk.

Other financial assets and liabilities do not have material interest rate risk.

Liquidity risk

We believe our working capital is sufficient to meet our present requirements. We may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, we intend to rely primarily on cash flows from operations and additional borrowings from banks to meet our anticipated cash needs. If our anticipated cash flow is insufficient to meet our requirements, we may also seek to sell additional equity, debt or equity-linked securities.

Country risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, pricing and supply of corns and coals, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update ("ASU") 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company adopted ASU No. 2011-04 during the year, and its adoption did not have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which required entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2011-11 is not expected to have material impact on the Company's consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The new guidance allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted for annual and interim impairment tests performed as of a date before July 27, 2012, if the financial statements for the most recent annual or interim period have not yet been issued. The Company believes that its adoption of ASU 2012-02 will not have any material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which made certain technical corrections and "conforming fair value amendments" to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarified that the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2013-01 is not expected to have material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which superseded and replaced the presentation requirements for reclassifications out of accumulated other comprehensive income in ASUs 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. Currently, the Company evaluated the effect of ASU 2013-02 on its consolidated financial statements and does not expect its adoption will have a material effect on its consolidated financial statements.

Fair value measurements	12 Months Ended
Dec. 31, 2012
Fair value measurements [Abstract]
Fair value measurements

3. Fair value measurements

FASB ASC Topic 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

FASB ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. FASB ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1-Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company holds. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2-Valuation based on quoted prices in markets that are not active for which all significant inputs are observable, either directly or indirectly.

•	Level 3-Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company adopted FASB ASC Topic 820, "Fair Value Measurements and Disclosures", on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). FASB ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Company has not adopted FASB ASC Topic 820 for nonfinancial assets and nonfinancial liabilities, as these items are not recognized at fair value on a recurring basis. The adoption of FASB ASC Topic 820 for all financial assets and liabilities did not have any impact on the Company's consolidated financial statements and the Company does not expect to have any impact on the Company's consolidated financial statements if FASB ASC Topic 820 for nonfinancial assets and liabilities is adopted.

Financial instruments include cash, accounts receivable, prepayments and other receivables, short-term borrowings from banks, accounts payable, accrued expenses and other payables. The carrying amounts of cash, accounts receivable, prepayments and other receivables, short-term loans, accounts payable, accrued expenses and other payables are reasonable approximates of their fair value due to the short-term maturities of these instruments. All the financial instruments are for trade purposes. No level 2 or 3 fair value assessment has been made.

Trade accounts receivable, net	12 Months Ended
Dec. 31, 2012
Trade accounts receivable, net [Abstract]
Trade accounts receivable, net

4. Trade accounts receivable, net

Trade receivable consists of receivables resulting from sales of products during the normal course of business. Trade accounts receivable at end of years presented consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Trade accounts receivable	300,023,348	302,779,899	48,171,172
Less: Allowance for doubtful accounts	-	-	-
Trade accounts receivable, net	300,023,348	302,779,899	48,171,172

As of December 31, 2011 and 2012, trade accounts receivables of RMB29,196,300 and RMB nil, respectively, were pledged as collateral for bank loans.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

5. Inventories

Inventories consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Raw materials	64,898,313	100,328,496	15,961,896
Work-in-process	815,487	4,374,403	695,951
Finished goods	20,492,020	33,577,981	5,342,134
Total inventories	86,205,820	138,280,880	21,999,981

The Company did not have any inventory reserve as of December 31, 2011 and 2012. As of December 31, 2011 and 2012, certain raw materials with an aggregate carrying value of RMB35,389,200 and RMB51,516,000 ($8,196,007), respectively, were pledged as collateral for bank loans.

Advance to suppliers	12 Months Ended
Dec. 31, 2012
Advance to suppliers [Abstract]
Advance to suppliers

6. Advance to suppliers

Advances to suppliers consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Advance to granaries (Note (i))	143,285,000	67,210,000	10,692,865
Others	457,755	618,505	98,401
Total Advance to suppliers	143,742,755	67,828,505	10,791,266

Note (i): Advance to granaries represent deposits paid but related materials and services have not been provided to the Company.

Other receivables	12 Months Ended
Dec. 31, 2012
Other receivables [Abstract]
Other receivables

7. Other receivables

Other receivables consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	-	14,068,225	2,238,203
Deposit for loan guarantee	7,000,000	13,500,000	2,147,800
Due from employees	2,292,234	3,292,234	523,782
Others	3,390,071	4,020,409	639,633
Total Other receivables	12,682,305	34,880,868	5,549,418

Note (i): As of December 31, 2011 and 2012, VAT recoverable consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB nil and RMB14,068,225 ($2,238,203), respectively.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net

8. Property, plant and equipment, net

Property, plant and equipment consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Buildings and improvements	365,052,501	475,282,500	75,615,703
Machinery	812,517,546	836,323,374	133,055,982
Office equipment and furnishing	1,406,173	1,406,173	223,717
Motor vehicles	4,650,975	4,650,976	739,953
Total	1,183,627,195	1,317,663,023	209,635,355
Accumulated depreciation	(180,322,583)	(277,738,654)	(44,187,201)
Construction in progress	124,076,695	8,009,646	1,274,305
Property, plant, and equipment, net	1,127,381,307	1,047,934,015	166,722,459

Certain buildings with an aggregate carrying value of RMB8,454,748 and RMB29,815,366 ($4,743,515), respectively, and certain equipment with an aggregate carrying value of RMB46,339,787 and RMB70,739,729 ($11,254,431), respectively, were pledged as collateral for bank loans as of December 31, 2011 and 2012.

The depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were RMB46,108,118, RMB83,808,331 and RMB 97,416,071 ($15,498,540), respectively.

Construction in progress refers to mainly the new office buildings, production lines and other production facilities under construction.

Land use rights, net	12 Months Ended
Dec. 31, 2012
Land use rights, net [Abstract]
Land use rights, net

9. Land use rights, net

Land use rights consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Land use right	60,630,886	60,630,886	9,646,151
Accumulated amortization	(3,047,459)	(4,197,999)	(667,886)
Land use rights, net	57,583,427	56,432,887	8,978,265

As of December 31, 2011 and 2012, certain land use rights with an aggregate carrying value of RMB 14,570,866 and RMB3,674,935($584,669), respectively, were pledged as collateral for short-term bank loans.

The amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB772,772, RMB1,150,540 and RMB1,150,540($183,047), respectively.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2013	1,150,540
2014	1,150,540
2015	1,150,540
2016	1,150,540
2017	1,150,540
Thereafter	50,680,187
Total	56,432,887

Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net [Abstract]
Intangible assets, net

10. Intangible assets, net

Intangible assets consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Production license	28,779,986	28,779,986	4,578,790
Accumulated amortization	(11,478,729)	(15,304,972)	(2,434,965)
Intangible assets, net	17,301,257	13,475,014	2,143,825

The amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB3,826,243, RMB3,826,243 and RMB3,826,243 ($608,741), respectively. No impairment provision has been charged for the years ended December 31, 2010, 2011 and 2012.

Future amortization of intangible assets is as follows:

Years Ending December 31,	(RMB) Amount
2013	3,826,243
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	13,475,014

Other non-current assets	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets

11. Other non-current assets

As of December 31, 2012, other non-current assets of RMB89,648,135 ($14,262,690) represent the deposits of total contract amount of land use rights for the Company's new foam insulation and chlorinated polyethylene ("CPE") plant.

Accrued expenses and other payables	12 Months Ended
Dec. 31, 2012
Accrued expenses and other payables [Abstract]
Accrued expenses and other payables

12. Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Payroll and welfare payable	13,256,796	17,079,846	2,717,341
VAT and other tax payables	29,906,387	32,659,507	5,196,008
Other payables and accruals	6,142,648	7,403,036	1,177,796
Purchase fixed assets payables	37,639,864	6,800,347	1,081,910
Total	86,945,695	63,942,736	10,173,055

Short-term borrowings	12 Months Ended
Dec. 31, 2012
Short-term borrowings [Abstract]
Short-term borrowings

13. Short-term borrowings

Short-term borrowings consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
From Financial institutions:

Industrial & Commercial Bank of China (note (i))	48,000,000	150,000,000	23,864,450
Agricultural Bank of China (note (ii))	163,200,000	273,200,000	43,465,119
Longjiang Bank (note (iii))	95,000,000	94,000,000	14,955,055
China Construction Bank (note (iv))	70,000,000	150,000,000	23,864,450
Agricultural Development Bank of China (note (v))	132,500,000	175,000,000	27,841,858

Total	508,700,000	842,200,000	133,990,932

The subsidiaries of the Company have short-term loans with various banks.

As of December 31, 2011, these loans totaled RMB 508,700,000. These loans are granted with the provision of corporate and personal guarantees jointly by the Company and secured by the Company's equipments and raw materials. All of the outstanding balances were obtained from five banks mentioned above with terms ranged from 6 to 12 months. These loans bear interest at prevailing lending rates in China ranging from 6.06 % to 9.18% per annum. These loans have been fully repaid during 2012.

Note (i):	During the year ended December 31, 2012, Industrial & Commercial Bank of China granted the Company six loans including:
•

A short-term loan of RMB20,000,000 ($3,181,927) . The interest thereon bear at a floating rate that is based on 120% of the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB20,000,000 ($3,181,927) was outstanding, which has been fully repaid on April 10, 2013. Borrowings under the loan agreement are secured by raw materials of Daqing Borun amount to RMB38,160,000 ($6,071,116).

•	Three short-term loans amounted of RMB60,000,000 ($9,545,780). The interest thereon is calculated based on a fixed rate of 6.00% per annum. As of December 31, 2012, an amount of RMB60,000,000 ($9,545,780) was outstanding, of which RMB15,000,000($2,386,445) will be fully repaid on October 9, 2013, RMB14,000,000($2,227,349) will be fully repaid on October 19, 2013, and RMB31,000,000($4,931,986) will be fully repaid on October 26, 2013. All borrowings under these loan agreements are guaranteed by third party guarantors.
•	Two short-term loans amounted of RMB70,000,000 ($11,136,743). The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, of which RMB60,000,000($9,545,780) will be fully repaid on May 15, 2013 and RMB10,000,000($1,590,963) will be fully repaid on May 18, 2013. Borrowings under the loan agreements are secured by RMB35,000,000 ($5,568,372) deposit at the bank and guaranteed by a third party company.

Note (ii):	During the year ended December 31, 2012, Agricultural Bank of China granted the Company nine loans including:
•	A short-term loan of RMB80,000,000($12,727,707). The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on April 28, 2013. Borrowings under the loan agreements are secured by RMB40,000,000 ($6,363,853) deposit at the bank and jointly guaranteed by a third party guarantor.
•	Eight short-term loans amounted of RMB193,200,000($30,737,412). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB193,200,000 ($30,737,412) was outstanding, these loans will be repaid from March to November 2013. All borrowings under the loan agreements are guaranteed by third party guarantors.

Note (iii):	During the year ended December 31, 2012, Longjiang Bank granted the Company two loans including:
•	A short-term loan of RMB29,000,000 ($4,613,794). The interest thereon is calculated based on a fixed rate of 8.83% per annum. As of December 31, 2012, an amount of RMB29,000,000 ($4,613,794) was outstanding, which will be fully repaid on July 16, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.
•

A short-term loan of RMB65,000,000 ($10,341,261). The interest thereon is calculated based on a fixed rate of 8.4% per annum. As of December 31, 2012, an amount of RMB65,000,000 ($10,341,261) was outstanding, which will be fully repaid on November 1, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

Note (iv):	During the year ended December 31, 2012, China Construction Bank granted the Company two loans including:
•

A short-term loan of RMB70,000,000 ($11,136,743). The interest thereon bears at a fixed rate that is based on 108% of the benchmark interest rates on the drawdown date. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, which has been fully repaid on March 27, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

•	A short-term loan of RMB80,000,000 ($12,727,707). The interest thereon is calculated based on a fixed rate of 6% per annum. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on December 24, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

Note (v):	During the year ended December 31, 2012, Agricultural Development Bank of China granted the Company five loans including:
•	A short-term loan of RMB10,000,000($1,590,963). The interest thereon is calculated based on a fixed rate of 5.6% per annum. As of December 31, 2012, an amount of RMB10,000,000($1,590,963) was outstanding, which has been fully repaid on January 17, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.
•

Two short-term loans of RMB120,000,000($19,091,560). All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable quarterly following the publishing of rate adjustments by the People's Bank of China during the term of the loan). As of December 31, 2012, an amount of RMB120,000,000 ($19,091,560) was outstanding, both of the loans will be fully repaid on September 13, 2013. Borrowings under the loan agreement are guaranteed by third party guarantor and the Chief Executive Officer Mr. Jinmiao Wang simultaneously. Pursuant to the guarantee agreements, the Company granted equity interests of Daqing Borun, security interests in its buildings and land-use rights and raw materials to the third party guarantor with total carrying values of RMB29,815,366 ($4,743,515), RMB3,674,935 ($584,669), and RMB 13,356,000 ($2,124,891), respectively.

•	A short-term loan of RMB10,000,000($1,590,963). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise). As of December 31, 2012, an amount of RMB10,000,000 ($1,590,963) was outstanding, which will be fully repaid on September 19, 2013. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB70,739,729 ($11,254,431) and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.
•	In December 2012, Daqing Borun entered into a loan agreement with Agricultural Development Bank of China pursuant to which Daqing Borun may borrow up to RMB 140,000,000 ($22,273,487). Daqing Borun drew down RMB10,000,000 ($1,590,963) in December 11, 2012, RMB20,000,000($3,181,927) in December 17, 2012 and RMB5,000,000($795,482) in December 26, 2012. As of December 31, 2012, Daqing Borun had RMB105,000,000 ($16,705,115) available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise) .Borrowings under the loan agreement are guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.

The weighted average interest rates on the bank loans for the years ended December 31, 2011 and 2012 were 6.88% and 6.53%.

These facilities contain no specific renewal terms or any requirement for the maintenance of financial covenants. The Company has traditionally and successfully negotiated the renewal of certain facilities shortly before they mature.

Shareholders' equity	12 Months Ended
Dec. 31, 2012
Shareholders' equity [Abstract]
Shareholders' equity

14. Shareholders' equity

For the purpose of reorganization ("Reorganization"), the Company consummated a series share exchange agreements in the first quarter of 2010. Effective as of March 15, 2010, New Borun consummated a share exchange agreement with Golden Direction Limited whereby New Borun acquired 100% of the voting capital stock of Golden Direction in exchange for the issuance by New Borun to King River Holding Limited ("King River"), a British Virgin Islands company which is 100% controlled and owned by Mrs. Shan Junqin, a member of the Wang Family, of 14,847,810 additional ordinary shares. As of the date of that agreement Golden Direction (1) became a wholly owned subsidiary of New Borun and (2) holds approximately 74.24% of the voting capital stock of China High.

Effective as of February 28, 2010, New Borun and Golden Direction consummated a share exchange agreement whereby Golden Direction acquired the remaining 25.76% (approximate) of China High. All the exiting preference shareholders of China High exchanged all their respective shares of China High for shares of the Company. The rights of the preference shares issued by the Company are the same as those originally issued by China High. Pursuant to the exchange, New Borun issued (i) 3,711.952 of its Class A convertible preference shares, which are automatically convertible into 3,711,952 of its ordinary shares upon the closing of the IPO, to one of China High's private equity investors, Star Elite Enterprises Limited, or Star Elite, a British Virgin Islands company, (ii) 1,065.330 shares of its Class B convertible preference shares, which are automatically convertible into 1,065,330 ordinary shares upon the closing of IPO, to one of China High's private equity investors, Earnstar Holding Limited, or Earnstar, a British Virgin Islands company and (iii) 374.907 shares of its Class C convertible preference shares, which are automatically convertible into 374,907 ordinary shares upon the closing of IPO, to one of China High's private equity investors, TDR Advisors Inc., or TDR, a British Virgin Islands company. Upon the consummation of this exchange, Golden Direction continues to be a wholly-owned subsidiary of New Borun and China High became a wholly owned subsidiary of Golden Direction.

On June 11, 2010, the Company completed its IPO and issued 5,725,000 American Depositary Shares ("ADSs"), representing 5,725,000 ordinary shares. Meanwhile, the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares. As of December 31, 2011 and 2012, the total ordinary shares of the Company were 25,725,000 and 25,725,000, respectively.

Restricted net assets	12 Months Ended
Dec. 31, 2012
Restricted net assets [Abstract]
Restricted net assets

15. Restricted net assets

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A wholly owned foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Shandong Borun is a wholly-owned foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. A domestic enterprise is also required to provide for discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise's PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Daqing Borun was established as domestic invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital and statutory reserve funds of the Company's PRC subsidiaries as determined pursuant to the PRC accounting standards and regulations, totaling approximately RMB177,411,154 and RMB196,226,298 ($31,218,884) as of December 31, 2011 and 2012 respectively.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes

16. Income taxes

New Borun incorporated in Cayman Islands and Golden Direction incorporated in the British Virgin Islands are at statutory tax rate of nil, China High was incorporated in Hong Kong's Special Administrative Region is at statutory tax rate of 16.5%. Shandong Borun, Daqing Borun and WGC are PRC operating companies and are subject to PRC Enterprise Income Tax. Pursuant to the PRC Enterprise Income Tax Law, Enterprise Income Tax is generally imposed at a statutory rate of 25%.

The following table represents the Company's effective tax rate reconciliation for the periods presented:

	Year Ended December 31,
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Expenses not deductible	0.39%	0.15%	-%
Income not subject to tax	-	-	-
Effective tax rate	25.39%	25.15%	25%

The provision for income taxes consists of taxes on income from operations plus changes in deferred taxes for the periods presented:

	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Current tax expenses	88,264,738	105,194,680	62,717,151	9,978,069

Income tax expense	88,264,738	105,194,680	62,717,151	9,978,069

The Company did not have any significant temporary differences relating to deferred tax assets/ liabilities as of December 31, 2011 and 2012.

Pursuant to PRC Enterprise Income Tax Law ("EIT"), the PRC subsidiaries of China New Borun is obligated to withhold income tax on dividends paid-out to the U.S. entity, a foreign entity, and non-resident, for earnings retained after January 1, 2008. The applicable tax rate is 5% on the dividends paid-out. As the PRC subsidiaries are wholly or majority owned by the U.S. holding entity, the Company anticipates no cash dividends in the foreseeable futures, and all earnings will be used to re-invest in the PRC subsidiaries. Accordingly, no withholding income tax was accrued.

The Company has adopted FASB ASC Topic 740-10-05, Income Taxes. To date, the adoption of this interpretation has not impacted the Company's financial position, results of operations, or cash flows. The Company performed self-assessment and the Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed, which in the PRC is usually 5 years. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company's liability for income taxes. Any such adjustment could be material to the Company's results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2012, management considered that the Company had no uncertain tax positions affecting its consolidated financial position and results of operations or cash flows, and will continue to evaluate for any uncertain position in future. There are no estimated interest costs and penalties provided in the Company's consolidated financial statements for the years ended December 31, 2010, 2011 and 2012, respectively. The Company's tax positions related to open tax years are subject to examination by the relevant tax authorities and the major one is the China Tax Authority.

Commitments and contingenices	12 Months Ended
Dec. 31, 2012
Commitments and contingencies [Abstract]
Commitments and contingencies

17. Commitments and contingencies

As of December 31, 2011 and 2012, capital commitment for purchase of property, plant and equipment were RMB10,500,702 and RMB nil, respectively.

The Company did not have any significant lease commitment as of December 31, 2011 and 2012.

As of December 31, 2011 and 2012, purchase obligations for corn were RMB 841,465,000 and RMB 427,231,000 ($67,970,885), respectively.

As of December 31, 2012, the Company was not any party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition and results of operations.

As of December 31, 2012, the Company guaranteed the short-term bank loans amount to RMB 512,400,000($81,520,961) for third parties as a guarantor, thereinto, the Company guaranteed for the granaries for the bank loans amount to RMB 412,400,000($65,611,328) , the remaining bank loans was guaranteed for the reciprocal guarantors.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
Subsequent events

18. Subsequent events

In January 2013, Shandong Borun has successfully registered its plan to issue private placement bonds with an aggregate principal amount of RMB500 million ($79.5 million) with the Shanghai Stock Exchange (the "Registered Plan"). Under the Registered Plan, Shandong Borun issued three-year fixed-rate private placement bonds with a principle amount of RMB350 million ($55.7 million) (the "BORN Bonds").

The BORN Bonds were issued at face value, bear a fixed annual interest rate of 9.3%, and will mature in 2016. At the end of the second year during the life of the BORN Bonds, Shandong Borun can decide whether to raise interest rate, and bondholders have the right to sell back, in whole or in part, at face value. Proceeds from issuance of the BORN Bonds will be used for working capital and capital expenditure purposes. Under the Registered Plan, Shandong Borun has the option to issue a second tranche of private placement bonds within six months of registration, with a principle amount of RMB150 million ($23.8 million) and same terms as the BORN Bonds.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Principles of Consolidation and Presentation

Principles of Consolidation and Presentation

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). The consolidated financial statements include the financial statements of the New Borun, Golden Direction, China High, WGC, Shangdong Borun and Daqing Borun. All significant inter-company transactions and balances have been eliminated upon consolidation.

Segment Reporting

Segment Reporting

The Company operates and manages its business as a single segment since the Company's products have similar nature and production procedures. The Company's chief operating decision maker, the Chief Executive Officer, receives and reviews the result of the operation for all products as a whole when making decisions about allocating resources and assessing performance of the Company. In accordance with FASB ASC Topic 280-10, the Company is not required to report the segment information for the products.

As the Company primarily generates its revenues from customers in the PRC, and all of the Company's sales and all of the Company's long-lived assets are located in the PRC, no geographical segments are presented.

Foreign Currency Translation

Foreign Currency Translation

The Company's financial statements are presented in Chinese Renminbi ("RMB"), which is the Company's reporting currency. The functional currency of the Company's subsidiary in Hong Kong is the U.S. dollar while the functional currency of the Company's subsidiaries in the PRC is RMB.

In accordance with FASB ASC Topic 830, the Company translates the assets and liabilities into RMB using the rate of exchange prevailing at the applicable balance sheet date and the statements of income and cash flows are translated at an average rate during the reporting period. Adjustments resulting from the translation from U.S.dollar into RMB are recorded in shareholders' equity as part of accumulated other comprehensive income.

Convenience Translation into United States Dollar Amounts

Convenience Translation into United States Dollar Amounts

The Company reports its financial statements using the RMB. The Dollar amounts disclosed in the accompanying financial statements are presented solely for the convenience of the reader, and have been converted at the rate of RMB 6.2855 to one Dollar ($), which is published by the People's Bank of China on December 31, 2012. Such translations should not be construed as representations that the RMB amounts represent, have been, or could be, converted into, $ at that or any other rate.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC Topic 605, "Revenue Recognition", when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered. Delivery occurs upon receipt of products by the customers at the customers' warehouse or designated destination, or at the time products are picked up by the customers at the Company's warehouse.

Revenues presented on the consolidated statements of operations and comprehensive income are net of sales taxes and surcharges.

Consumption tax

Consumption tax

The Company is subject to consumption tax imposed by the PRC Government on its sales of edible alcohol and the tax rate is 5% to the sales amount of edible alcohol. The amount of consumption tax that is netted against sales revenue for the years ended December 31, 2010, 2011 and 2012 are RMB63,587,638, RMB101,796,398 and RMB95,920,874 ($15,260,659), respectively. As of December 31, 2011 and 2012, consumption tax payable are included in "VAT and other taxes payable" under "Accrued expenses and other payables" amounted to RMB21,019,617 and RMB18,206,743 ($2,896,626), respectively.

Cost of Goods Sold

Cost of Goods Sold

The Company's cost of goods sold includes product costs, shipping and handling costs, and costs related to inventory adjustments, including write downs for excess and obsolete inventory. Product costs include raw materials, production overhead costs, amortization of production license, and depreciation of property, plant and equipment used directly or indirectly for production.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. The Company did not incur any material research and development costs for the years ended December 31, 2010, 2011 and 2012.

Advertising Expenses	Advertising Expenses Costs associated with advertising are expensed as incurred. The Company did not incur any advertising expenses for the years ended December 31, 2010, 2011 and 2012.
Shipping and Handling Costs	Shipping and Handling Costs The Company records all charges for outbound shipping and handling as revenue. All corresponding shipping and handling costs are classified as cost of goods sold.
Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company presents comprehensive income (loss) in accordance with FASB ASC Topic 220, "Comprehensive Income". FASB ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income (loss) be reported in the consolidated financial statements. The components of comprehensive income were the net income for the years and the foreign currency translation adjustments.

Inventories

Inventories

Inventories are stated at the lower of cost or market determined using the weighted average method which approximates cost and estimated net realizable value. Cost of work in progress and finished goods comprise direct material, direct production costs and an allocated portion of production overhead costs based on normal operating capacity.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant and equipment are recorded at cost. Significant additions or improvements extending useful lives of assets are capitalized. Depreciation is calculated using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives as follows.

Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Maintenance and repairs are charged directly to expense as incurred, whereas improvements and renewals are generally capitalized in their respective property accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized and reflected as a line item before operating income (loss).

Land Use Rights

Land Use Rights

According to the laws of the PRC, land is owned by the state or rural collective economic organizations in the PRC. Companies or individuals are authorized to possess and use the land only through the land use rights granted by the government. The land use rights represent cost of the rights to use the land in respect of properties located in the PRC. Land use rights are carried at cost and amortized on a straight-line basis over the period of rights of 50 years.

Intangible Assets

Intangible Assets

Intangible assets include production license for use in the production and distribution of edible alcohol and is accounted for under FASB ASC Topic 350-30, General Intangibles Other Than Goodwill. The current production license for use in the production and distribution of edible alcohol renewed in October 2011with an additional five years. The production license renewal is normally subject to inspection and renewed every five years with a small renewal application fee cost. Based on the Company's historical experience in producing and distributing edible alcohol, the Company does not expect to incur significant cost to renew its production license nor does it expect any material modifications to the existing terms of the production license, or any difficulties in renewing the license. The remaining useful life of the production license is estimated as 4.7 years, starting from the date it is expected to contribute to the future cash flows of the Company to the expiration date of next renewed license. Amortization expense is calculated on a straight-line basis over the useful life of the production license which include additional five-year expected renewal period.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company, in accordance with FASB ASC Topic 360, "Property, Plant and Equipment", reviews for impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability is determined by comparing projected undiscounted cash flows associated with such assets to the related carrying value

An impairment loss would be recognized when estimated discounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The Company performed impairment of long-lived assets test and no impairment losses were deemed required and as a result, the Company did not record any impairment losses for the years ended December 31, 2010, 2011 and 2012.

Retirement and Other Postretirement Benefits

Retirement and Other Postretirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company accounts for the mandated defined contribution plan under the vested benefit obligations approach based on the guidance of FASB ASC Topic 715, "Compensation-Retirement Benefits".

The total amounts for such employee benefits which were expensed were RMB6,242,539, RMB10,533,795 and RMB9,448,608 ($1,503,239) for the years ended December 31, 2010, 2011 and 2012, respectively.

Value added tax

Value added tax

All the PRC subsidiaries of the Company are subject to value added tax ("VAT") imposed by the PRC government on its purchase and sales of goods, its purchase of property, plant and equipments and the freight expenses being incurred. The output VAT is charged to customers who purchase goods from the Company and debited to trade accounts receivable and credited to VAT payable - output VAT. As of December 31, 2011 and 2012, the trade accounts receivable included the output VAT charged to customers are RMB41,334,639 and RMB41,816,583 ($6,652,865), respectively. The input VAT is incurred when the Company purchases goods and property, plant and equipments from its vendors and the freight expenses being incurred. The input VAT incurred is debited to VAT recoverable or VAT payable - input VAT and credited to payables accounts or cash and cash equivalent. VAT payable is computed on a monthly basis and payable in the following month based on the difference between the amount of output VAT and input VAT as of month-end, The applicable VAT rate is ranged from 13% to 17% in general, depending on the types of products purchased and sold. If the amount of validated input VAT being aroused by purchasing goods and property, plant, equipments and the freight expenses incurred exceeds that of output VAT for sales of goods during the month, the debit VAT payable balance as of month-end will be carried forward to be creditable against future collection of output VAT in the following months, and will be reclassified as VAT recoverable under other receivables. In addition, input VAT is off-the-price and not included in the cost of inventory.

According to Cai Shui [2012] No. 38 issued by the PRC State Administration of Taxation, since July 2012, the input VAT paid for purchase of corns can only be offset against the output VAT when the required conditions are being fulfilled and validated by the PRC Taxing Authority, otherwise, the input VAT paid will be temporarily recorded as VAT recoverable under other receivables. As of December 31, 2011 and 2012, VAT recoverable consisted of input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority of RMB nil and RMB14,068,225 ($2,238,203), respectively.

Appropriated Retained Earnings

Appropriated Retained Earnings

The income of the Company's PRC subsidiaries is distributable to their shareholder after transfer to reserves as required by relevant PRC laws and regulations and the subsidiary's Articles of Association. As stipulated by the relevant laws and regulations in the PRC, these PRC subsidiaries are required to maintain reserves which are non-distributable to shareholders. Appropriations to the reserves are approved by the respective boards of directors.

Reserves include statutory surplus reserves and discretionary reserves. Statutory surplus reserves can be used to offset the accumulated losses, if any, and may be converted into capital in proportion to the existing equity interests of shareholders, provided that the balance after such conversion is not less than 25% of the registered capital. The appropriation to the statutory surplus reserves must not be less than 10% of net profit after taxation. Such appropriation may cease to apply if the balance of the fund is equal to 50% of the entity's registered capital. The annual appropriations of reserves of WGC, Shandong Borun and Daqing Borun are 10%, 10% and 10%, respectively, of the net profit after taxation. For the years ended December 31, 2010, 2011 and 2012, the Company made transfers to this reserve fund in the amounts of RMB26,479,421, RMB31,792,528 and RMB18,815,144 ($2,993,420) , respectively.

Dividends

Dividends

The Company provides discretionary dividend payments based on the approval of the Company's Board of Directors. The Board of Directors of the Company had not approved any dividend payment for the year ended December 31, 2010, 2011 and 2012.

Income Taxes

Income Taxes

The Company follows FASB ASC Topic 740, "Income Taxes", which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company adopted FASB ASC Topic 740-10-25 on January 1, 2007, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position. The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of FASB ASC Topic 740-10-25.

Earning per share

Earning per share

Earnings per share is calculated in accordance with FASB ASC Topic 260, "Earnings Per Share". Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. The Two-Class Method prescribed under FASB ASC 260-10 is used to calculate earnings per share data for preference shares that are participating securities. The preference shareholders participate in undistributed earnings with ordinary shareholders. The preference shareholder is entitled to receive dividends, when declared, on a basis equivalent to holders of ordinary shares. The holder is also entitled to undistributed earnings proportionate to its ownership interest. Undistributed earnings for a period are allocated to the preference shareholder based on its contractual participation rights to share in those current earnings as if all of the earnings for the period had been distributed.

Diluted income per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method. Diluted earnings per ordinary share also reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. There are no other dilutive securities besides the preference shares for any of the years presented. Earnings per share is calculated on an as-if converted basis with the same results as earnings per share calculated using the Two-Class Method for all periods presented.

	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Net income	259,424,331	312,994,474	188,151,454	29,934,205

Undistributed earnings available to ordinary and preference shareholders	259,424,331	312,994,474	188,151,454	29,934,205
Participation in undistributed earnings by preference shareholder	(27,744,622)	-	-	-

Undistributed earnings available to ordinary shareholder	231,679,709	312,994,474	188,151,454	29,934,205

Numerator:
Numerator for basic and diluted earnings per share	231,679,709	312,994,474	188,151,454	29,934,205

Denominator:
Weighted average number ordinary shares outstanding-basic and diluted	20,927,117	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	11.07	12.17	7.31	1.16

Upon the Company completed its initial public offering (the "IPO") on June 11, 2010, the Company has no preference shares since all of the Class A, B and C convertible preference shares were automatically converted into 5,152,189 ordinary shares.

Operating Risk

Operating Risk

Concentrations of Credit Risk and Risk Factors

Trade Accounts Receivable-Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers dispersed across diverse markets and generally short payment terms. Credit is extended based on an evaluation of the customer's financial condition and collateral generally is not required. The Company evaluates the collectability of accounts receivable based on a combination of factors. In cases where the Company is aware of circumstances that may impair a specific customer's ability to meet its financial obligations subsequent to the original sale, the Company will record a specific allowance against amounts due, and thereby reduce the net recognized receivable to the amount the Company reasonably believes will be collected. As of December 31, 2012, there was no trade accounts receivable amounted over 10% of the total balance.

Revenues-Substantially all of the Company's revenues are derived from sales of edible alcohol and its by-products, including DDGS Feed, corn germ, liquid carbon dioxide and crude corn oil in PRC. Any significant decline in market acceptance of the Company's products or in the financial condition of our existing customers could impair our ability to operate effectively. None of the customers contributed over 10% of the total revenue for the year ended December 31, 2012.

Interest Risk and Risk Factors

Borrowings-The Company's significant interest-bearing financial liabilities are borrowings. All borrowings are short-term and will be matured at various dates within the year ending December 31, 2013, which do not expose the Company to interest rate risk.

Other financial assets and liabilities do not have material interest rate risk.

Liquidity risk

We believe our working capital is sufficient to meet our present requirements. We may, however, require additional cash due to changing business conditions or other future developments, including any investments or acquisitions we may decide to pursue. In the long-term, we intend to rely primarily on cash flows from operations and additional borrowings from banks to meet our anticipated cash needs. If our anticipated cash flow is insufficient to meet our requirements, we may also seek to sell additional equity, debt or equity-linked securities.

Country risk

The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, pricing and supply of corns and coals, among other things. There can be no assurance; however, those changes in political and other conditions will not result in any adverse impact.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update ("ASU") 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company adopted ASU No. 2011-04 during the year, and its adoption did not have a material effect on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities, which required entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2011-11 is not expected to have material impact on the Company's consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment, which allows companies to perform a qualitative assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The new guidance allows an entity the option to first assess qualitatively whether it is more likely than not (that is, a likelihood of more than 50 percent) that an indefinite-lived intangible asset is impaired, thus necessitating that it perform the quantitative impairment test. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not that the asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted for annual and interim impairment tests performed as of a date before July 27, 2012, if the financial statements for the most recent annual or interim period have not yet been issued. The Company believes that its adoption of ASU 2012-02 will not have any material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which made certain technical corrections and "conforming fair value amendments" to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarified that the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, would apply to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of ASU 2013-01 is not expected to have material impact on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which superseded and replaced the presentation requirements for reclassifications out of accumulated other comprehensive income in ASUs 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. Currently, the Company evaluated the effect of ASU 2013-02 on its consolidated financial statements and does not expect its adoption will have a material effect on its consolidated financial statements.

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives for Property, Plant and Equipment
Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Schedule of Earnings Per Share
	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Net income	259,424,331	312,994,474	188,151,454	29,934,205

Undistributed earnings available to ordinary and preference shareholders	259,424,331	312,994,474	188,151,454	29,934,205
Participation in undistributed earnings by preference shareholder	(27,744,622)	-	-	-

Undistributed earnings available to ordinary shareholder	231,679,709	312,994,474	188,151,454	29,934,205

Numerator:
Numerator for basic and diluted earnings per share	231,679,709	312,994,474	188,151,454	29,934,205

Denominator:
Weighted average number ordinary shares outstanding-basic and diluted	20,927,117	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	11.07	12.17	7.31	1.16

Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Trade accounts receivable, net [Abstract]
Schedule of Trade Accounts Receivable
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Trade accounts receivable	300,023,348	302,779,899	48,171,172
Less: Allowance for doubtful accounts	-	-	-
Trade accounts receivable, net	300,023,348	302,779,899	48,171,172

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventory
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Raw materials	64,898,313	100,328,496	15,961,896
Work-in-process	815,487	4,374,403	695,951
Finished goods	20,492,020	33,577,981	5,342,134
Total inventories	86,205,820	138,280,880	21,999,981

Advance to suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Advance to suppliers [Abstract]
Schedule of Advances to Suppliers
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Advance to granaries (Note (i))	143,285,000	67,210,000	10,692,865
Others	457,755	618,505	98,401
Total Advance to suppliers	143,742,755	67,828,505	10,791,266

Note (i): Advance to granaries represent deposits paid but related materials and services have not been provided to the Company.

Other receivables (Tables)	12 Months Ended
Dec. 31, 2012
Other receivables [Abstract]
Schedule of Other Receivables
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	-	14,068,225	2,238,203
Deposit for loan guarantee	7,000,000	13,500,000	2,147,800
Due from employees	2,292,234	3,292,234	523,782
Others	3,390,071	4,020,409	639,633
Total Other receivables	12,682,305	34,880,868	5,549,418

Note (i): As of December 31, 2011 and 2012, VAT recoverable consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB nil and RMB14,068,225 ($2,238,203), respectively.

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Buildings and improvements	365,052,501	475,282,500	75,615,703
Machinery	812,517,546	836,323,374	133,055,982
Office equipment and furnishing	1,406,173	1,406,173	223,717
Motor vehicles	4,650,975	4,650,976	739,953
Total	1,183,627,195	1,317,663,023	209,635,355
Accumulated depreciation	(180,322,583)	(277,738,654)	(44,187,201)
Construction in progress	124,076,695	8,009,646	1,274,305
Property, plant, and equipment, net	1,127,381,307	1,047,934,015	166,722,459

Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2012
Land use rights, net [Abstract]
Schedule of Land Use Rights, Net
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Land use right	60,630,886	60,630,886	9,646,151
Accumulated amortization	(3,047,459)	(4,197,999)	(667,886)
Land use rights, net	57,583,427	56,432,887	8,978,265

Schedule of Land Use Rights, Net Future Amortization Expense
Years Ending December 31,	(RMB) Amount
2013	1,150,540
2014	1,150,540
2015	1,150,540
2016	1,150,540
2017	1,150,540
Thereafter	50,680,187
Total	56,432,887

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net [Abstract]
Schedule of Components of Intangible Assets
December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Production license	28,779,986	28,779,986	4,578,790
Accumulated amortization	(11,478,729)	(15,304,972)	(2,434,965)
Intangible assets, net	17,301,257	13,475,014	2,143,825

Schedule of Future Amortization of Intangible Assets
Years Ending December 31,	(RMB) Amount
2013	3,826,243
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	13,475,014

Accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses and other payables [Abstract]
Schedule of Accrued Expenses
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Payroll and welfare payable	13,256,796	17,079,846	2,717,341
VAT and other tax payables	29,906,387	32,659,507	5,196,008
Other payables and accruals	6,142,648	7,403,036	1,177,796
Purchase fixed assets payables	37,639,864	6,800,347	1,081,910
Total	86,945,695	63,942,736	10,173,055

Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term borrowings [Abstract]
Schedule of Short-term borrowings
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
From Financial institutions:

Industrial & Commercial Bank of China (note (i))	48,000,000	150,000,000	23,864,450
Agricultural Bank of China (note (ii))	163,200,000	273,200,000	43,465,119
Longjiang Bank (note (iii))	95,000,000	94,000,000	14,955,055
China Construction Bank (note (iv))	70,000,000	150,000,000	23,864,450
Agricultural Development Bank of China (note (v))	132,500,000	175,000,000	27,841,858

Total	508,700,000	842,200,000	133,990,932

The subsidiaries of the Company have short-term loans with various banks.

As of December 31, 2011, these loans totaled RMB 508,700,000. These loans are granted with the provision of corporate and personal guarantees jointly by the Company and secured by the Company's equipments and raw materials. All of the outstanding balances were obtained from five banks mentioned above with terms ranged from 6 to 12 months. These loans bear interest at prevailing lending rates in China ranging from 6.06 % to 9.18% per annum. These loans have been fully repaid during 2012.

Note (i):	During the year ended December 31, 2012, Industrial & Commercial Bank of China granted the Company six loans including:
•

A short-term loan of RMB20,000,000 ($3,181,927) . The interest thereon bear at a floating rate that is based on 120% of the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB20,000,000 ($3,181,927) was outstanding, which has been fully repaid on April 10, 2013. Borrowings under the loan agreement are secured by raw materials of Daqing Borun amount to RMB38,160,000 ($6,071,116).

•	Three short-term loans amounted of RMB60,000,000 ($9,545,780). The interest thereon is calculated based on a fixed rate of 6.00% per annum. As of December 31, 2012, an amount of RMB60,000,000 ($9,545,780) was outstanding, of which RMB15,000,000($2,386,445) will be fully repaid on October 9, 2013, RMB14,000,000($2,227,349) will be fully repaid on October 19, 2013, and RMB31,000,000($4,931,986) will be fully repaid on October 26, 2013. All borrowings under these loan agreements are guaranteed by third party guarantors.
•	Two short-term loans amounted of RMB70,000,000 ($11,136,743). The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, of which RMB60,000,000($9,545,780) will be fully repaid on May 15, 2013 and RMB10,000,000($1,590,963) will be fully repaid on May 18, 2013. Borrowings under the loan agreements are secured by RMB35,000,000 ($5,568,372) deposit at the bank and guaranteed by a third party company.

Note (ii):	During the year ended December 31, 2012, Agricultural Bank of China granted the Company nine loans including:
•	A short-term loan of RMB80,000,000($12,727,707). The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on April 28, 2013. Borrowings under the loan agreements are secured by RMB40,000,000 ($6,363,853) deposit at the bank and jointly guaranteed by a third party guarantor.
•	Eight short-term loans amounted of RMB193,200,000($30,737,412). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB193,200,000 ($30,737,412) was outstanding, these loans will be repaid from March to November 2013. All borrowings under the loan agreements are guaranteed by third party guarantors.

Note (iii):	During the year ended December 31, 2012, Longjiang Bank granted the Company two loans including:
•	A short-term loan of RMB29,000,000 ($4,613,794). The interest thereon is calculated based on a fixed rate of 8.83% per annum. As of December 31, 2012, an amount of RMB29,000,000 ($4,613,794) was outstanding, which will be fully repaid on July 16, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.
•

A short-term loan of RMB65,000,000 ($10,341,261). The interest thereon is calculated based on a fixed rate of 8.4% per annum. As of December 31, 2012, an amount of RMB65,000,000 ($10,341,261) was outstanding, which will be fully repaid on November 1, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

Note (iv):	During the year ended December 31, 2012, China Construction Bank granted the Company two loans including:
•

A short-term loan of RMB70,000,000 ($11,136,743). The interest thereon bears at a fixed rate that is based on 108% of the benchmark interest rates on the drawdown date. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, which has been fully repaid on March 27, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

•	A short-term loan of RMB80,000,000 ($12,727,707). The interest thereon is calculated based on a fixed rate of 6% per annum. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on December 24, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.

Note (v):	During the year ended December 31, 2012, Agricultural Development Bank of China granted the Company five loans including:
•	A short-term loan of RMB10,000,000($1,590,963). The interest thereon is calculated based on a fixed rate of 5.6% per annum. As of December 31, 2012, an amount of RMB10,000,000($1,590,963) was outstanding, which has been fully repaid on January 17, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.
•

Two short-term loans of RMB120,000,000($19,091,560). All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable quarterly following the publishing of rate adjustments by the People's Bank of China during the term of the loan). As of December 31, 2012, an amount of RMB120,000,000 ($19,091,560) was outstanding, both of the loans will be fully repaid on September 13, 2013. Borrowings under the loan agreement are guaranteed by third party guarantor and the Chief Executive Officer Mr. Jinmiao Wang simultaneously. Pursuant to the guarantee agreements, the Company granted equity interests of Daqing Borun, security interests in its buildings and land-use rights and raw materials to the third party guarantor with total carrying values of RMB29,815,366 ($4,743,515), RMB3,674,935 ($584,669), and RMB 13,356,000 ($2,124,891), respectively.

•	A short-term loan of RMB10,000,000($1,590,963). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise). As of December 31, 2012, an amount of RMB10,000,000 ($1,590,963) was outstanding, which will be fully repaid on September 19, 2013. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB70,739,729 ($11,254,431) and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.
•	In December 2012, Daqing Borun entered into a loan agreement with Agricultural Development Bank of China pursuant to which Daqing Borun may borrow up to RMB 140,000,000 ($22,273,487). Daqing Borun drew down RMB10,000,000 ($1,590,963) in December 11, 2012, RMB20,000,000($3,181,927) in December 17, 2012 and RMB5,000,000($795,482) in December 26, 2012. As of December 31, 2012, Daqing Borun had RMB105,000,000 ($16,705,115) available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise) .Borrowings under the loan agreement are guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Reconciliation Of Statutory Tax Rate To Effective Tax Rate
	Year Ended December 31,
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Expenses not deductible	0.39%	0.15%	-%
Income not subject to tax	-	-	-
Effective tax rate	25.39%	25.15%	25%

Schedule of Provision for Income Taxes
	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Current tax expenses	88,264,738	105,194,680	62,717,151	9,978,069

Income tax expense	88,264,738	105,194,680	62,717,151	9,978,069

Description of business (Details)	12 Months Ended												13 Months Ended			0 Months Ended	13 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Mar. 31, 2010 Golden Direction [Member]	Mar. 15, 2010 Golden Direction [Member]	Mar. 31, 2010 China High [Member]	Mar. 15, 2010 China High [Member]	Feb. 28, 2010 China High [Member]	Mar. 31, 2010 China High [Member] Equity Interest Of China High [Member]	Nov. 15, 2012 Shandong Borun [Member]	Dec. 31, 2008 Shandong Borun [Member]	Jul. 31, 2009 Daqing Borun [Member] USD ($)	Jul. 31, 2009 Daqing Borun [Member] CNY	Jul. 09, 2008 Daqing Borun [Member] CNY	Jul. 09, 2008 Daqing Borun [Member] Minimum [Member]	Jul. 31, 2009 Daqing Borun [Member] Minimum [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired					100.00%	100.00%	74.24%	74.24%	25.76%	25.76%	100.00%	100.00%
Total purchase price															139,000,000
Idle period prior to acquisition																1 year
Period to improve facility after acquisition																	1 year
Payments for facility improvements	$ 7,765,220	48,808,296	303,083,944	537,568,350									$ 17,500,000	110,000,000

Summary of significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum Balance After Conversion [Member]	Dec. 31, 2012 Minimum Balance To Cease Appropriation [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Weifang Great Chemical [Member]	Dec. 31, 2012 Shandong Borun [Member]	Dec. 31, 2012 Daqing Borun [Member]	Dec. 31, 2012 Company's PRC Subsidiaries [Member] USD ($)	Dec. 31, 2012 Company's PRC Subsidiaries [Member] CNY	Dec. 31, 2011 Company's PRC Subsidiaries [Member] CNY	Dec. 31, 2010 Company's PRC Subsidiaries [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Rate used to convert RMB to USD	6.2855	6.2855
Land use rights, useful life	50 years	50 years
Production license term	5 years	5 years
Production license renewal term	5 years	5 years
Remaining useful life	4 years 8 months 12 days	4 years 8 months 12 days
Expense for employee benefits	$ 1,503,239	9,448,608	10,533,795	6,242,539
Value added tax rate							13.00%	17.00%
Required percentage of after-tax-profit allocated to general reserve	10.00%	10.00%							10.00%	10.00%	10.00%
Reserve balance as a percentage of registered capital					25.00%	50.00%
Transfer to statutory reserves												2,993,420	18,815,144	31,792,528	26,479,421
Consumption tax payable	2,896,626	18,206,743	21,019,617
Consumption tax against sales revenue	15,260,659	95,920,874	101,796,398	63,587,638
Value-added tax charged to customers	6,652,865	41,816,583	41,334,639
VAT recoverable	$ 2,238,203	14,068,225

Summary of significant accounting policies (Estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2012
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Office equipment and furnishing [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and furnishing [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years

Summary of significant accounting policies (Earnings per share) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 11, 2010 Class A, B and C Preference Shares [Member]
Class of Stock [Line Items]
Net income / Undistributed earnings available to ordinary and preference shareholders	$ 29,934,205	188,151,454	312,994,474	259,424,331
Participation in undistributed earnings by preference shareholders				(27,744,622)
Undistributed earnings available to ordinary shareholder / Numerator for basic and diluted earnings per share	$ 29,934,205	188,151,454	312,994,474	231,679,709
Weighted average number of ordinary shares outstanding - basic and diluted	25,725,000	25,725,000	25,725,000	20,927,117
Basic and diluted	$ 1.16	7.31	12.17	11.07
Ordinary share, shares issued	25,725,000	25,725,000	25,725,000		5,152,189

Trade accounts receivable, net (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Trade accounts receivable, net [Abstract]
Trade accounts receivable	$ 48,171,172	302,779,899	300,023,348
Less: Allowance for doubtful accounts
Trade accounts receivable, net	48,171,172	302,779,899	300,023,348
Trade Accounts Receivable Pledged As Collateral			29,196,300

Inventories (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventories [Abstract]
Raw materials	$ 15,961,896	100,328,496	64,898,313
Work-in-process	695,951	4,374,403	815,487
Finished goods	5,342,134	33,577,981	20,492,020
Total inventories	21,999,981	138,280,880	86,205,820
Raw materials pledged as collateral at carrying value	$ 8,196,007	51,516,000	35,389,200

Advance to suppliers (Details)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Advance to suppliers [Abstract]
Advance to granaries	$ 10,692,865	[1]	67,210,000	[1]	143,285,000	[1]
Others	98,401		618,505		457,755
Total Advance to suppliers	$ 10,791,266		67,828,505		143,742,755

[1]	Advance to granaries represent deposits paid but related materials and services have not been provided to the Company.

Other receivables (Details)	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Other receivables [Abstract]
VAT recoverable	$ 2,238,203	[1]	14,068,225	[1]		[1]
Deposit for loan guarantee	2,147,800		13,500,000		7,000,000
Due from employees	523,782		3,292,234		2,292,234
Others	639,633		4,020,409		3,390,071
Other receivables	$ 5,549,418		34,880,868		12,682,305

[1]	As of December 31, 2011 and 2012, VAT recoverable consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB nil and RMB14,068,225 ($2,238,203), respectively.

Property, plant and equipment, net (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings and improvements [Member] USD ($)	Dec. 31, 2012 Buildings and improvements [Member] CNY	Dec. 31, 2011 Buildings and improvements [Member] CNY	Dec. 31, 2012 Machinery [Member] USD ($)	Dec. 31, 2012 Machinery [Member] CNY	Dec. 31, 2011 Machinery [Member] CNY	Dec. 31, 2012 Office equipment and furnishing [Member] USD ($)	Dec. 31, 2012 Office equipment and furnishing [Member] CNY	Dec. 31, 2011 Office equipment and furnishing [Member] CNY	Dec. 31, 2012 Motor vehicles [Member] USD ($)	Dec. 31, 2012 Motor vehicles [Member] CNY	Dec. 31, 2011 Motor vehicles [Member] CNY
Property, Plant and Equipment [Line Items]
Total	$ 209,635,355	1,317,663,023	1,183,627,195		$ 75,615,703	475,282,500	365,052,501	$ 133,055,982	836,323,374	812,517,546	$ 223,717	1,406,173	1,406,173	$ 739,953	4,650,976	4,650,975
Accumulated depreciation	(44,187,201)	(277,738,654)	(180,322,583)
Construction in progress	1,274,305	8,009,646	124,076,695
Property, plant and equipment, net	166,722,459	1,047,934,015	1,127,381,307
Buildings pledged as collateral at carrying value	4,743,515	29,815,366	8,454,748
Equipment pledged as collateral at carrying value	11,254,431	70,739,729	46,339,787
Depreciation expenses	$ 15,498,540	97,416,071	83,808,331	46,108,118

Land use rights, net (Schedule of Components of Land Use Rights) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Land use rights, net [Abstract]
Land use right	$ 9,646,151	60,630,886	60,630,886
Accumulated amortization	(667,886)	(4,197,999)	(3,047,459)
Land use rights, net (note 9)	8,978,265	56,432,887	57,583,427
Land use rights pledged as collateral at carrying value	$ 584,669	3,674,935	14,570,886

Land use rights, net (Schedule of Future Amortization of Land Use Rights) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Land use rights, net [Abstract]
Amortization expenses of land use rights	$ 183,047	1,150,540	1,150,540	772,772
2013		1,150,540
2014		1,150,540
2015		1,150,540
2016		1,150,540
2017		1,150,540
Thereafter		50,680,187
Total	$ 8,978,265	56,432,887	57,583,427

Intangible assets, net (Schedule of Components of Intangible Assets) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Intangible assets, net [Abstract]
Production license	$ 4,578,790	28,779,986	28,779,986
Accumulated amortization	(2,434,965)	(15,304,972)	(11,478,729)
Intangible assets, net (note 10)	$ 2,143,825	13,475,014	17,301,257

Intangible assets, net (Schedule of Future Amortization of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Intangible assets, net [Abstract]
Amortization expenses	$ 608,741	3,826,243	3,826,243	3,826,243
2013		3,826,243
2014		3,826,243
2015		3,826,243
2016		1,996,285
Total	$ 2,143,825	13,475,014	17,301,257

Other non-current assets (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other non-current assets [Abstract]
Other assets	$ 14,262,690	89,648,135

Accrued expense and other payables (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued expenses and other payables [Abstract]
Payroll and welfare payable	$ 2,717,341	17,079,846	13,256,796
VAT and other tax payables	5,196,008	32,659,507	29,906,387
Other payables and accruals	1,177,796	7,403,036	6,142,648
Purchase fixed assets payables	1,081,910	6,800,347	37,639,864
Total	$ 10,173,055	63,942,736	86,945,695

Short-term borrowings (Narrative) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] USD ($)		Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] CNY		Dec. 31, 2011 Industrial And Commercial Bank Of China [Member] CNY		Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Two short-term loans [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Two short-term loans [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Raw Materials Inventory [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Raw Materials Inventory [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] CNY	Oct. 26, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] USD ($)	Oct. 26, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] CNY	Oct. 19, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] USD ($)	Oct. 19, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] CNY	Oct. 09, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] USD ($)	Oct. 09, 2013 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Repayment of Debt [Member] CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Two short-term loans [Member] USD ($)	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] Third Party Guarantees [Member] Two short-term loans [Member] CNY	Dec. 31, 2012 Agricultural Bank Of China [Member] USD ($)		Dec. 31, 2012 Agricultural Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Bank Of China [Member] Minimum [Member] Shandong Borun [Member]	Dec. 31, 2011 Agricultural Bank Of China [Member] Maximum [Member] Shandong Borun [Member]	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] CNY	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] People's Bank of China [Member] USD ($)	Dec. 31, 2012 Agricultural Bank Of China [Member] Third Party Guarantees [Member] People's Bank of China [Member] CNY	Dec. 31, 2012 Longjiang Commercial Bank [Member] USD ($)		Dec. 31, 2012 Longjiang Commercial Bank [Member] CNY		Dec. 31, 2011 Longjiang Commercial Bank [Member] CNY		Dec. 31, 2012 Longjiang Commercial Bank [Member] Shandong Borun [Member] USD ($)	Dec. 31, 2012 Longjiang Commercial Bank [Member] Shandong Borun [Member] CNY	Dec. 31, 2011 Longjiang Commercial Bank [Member] Minimum [Member] Daqing Borun [Member]	Dec. 31, 2011 Longjiang Commercial Bank [Member] Maximum [Member] Daqing Borun [Member]	Dec. 31, 2012 Longjiang Commercial Bank [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Longjiang Commercial Bank [Member] Third Party Guarantees [Member] CNY	Dec. 31, 2012 China Construction Bank [Member] USD ($)		Dec. 31, 2012 China Construction Bank [Member] CNY		Dec. 31, 2011 China Construction Bank [Member] CNY		Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] CNY	Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] Short-Term [Member] USD ($)	Dec. 31, 2012 China Construction Bank [Member] Shandong Borun [Member] Short-Term [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] USD ($)		Dec. 31, 2012 Agricultural Development Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Development Bank Of China [Member] CNY		Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 26, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 26, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 17, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 17, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 11, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] USD ($)	Dec. 11, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] Short-Term [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Daqing Borun [Member] Short-Term [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] People's Bank of China [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] People's Bank of China [Member] CNY	Dec. 31, 2011 Agricultural Development Bank Of China [Member] Minimum [Member] Daqing Borun [Member]	Dec. 31, 2011 Agricultural Development Bank Of China [Member] Maximum [Member] Daqing Borun [Member]	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Equipment [Member] Daqing Borun [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Equipment [Member] Daqing Borun [Member] CNY	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Third Party Guarantees [Member] USD ($)	Dec. 31, 2012 Agricultural Development Bank Of China [Member] Third Party Guarantees [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 133,990,932	842,200,000	508,700,000			$ 23,864,450	[1]	150,000,000	[1]	48,000,000	[1]					$ 6,071,116	38,160,000											$ 43,465,119	[2]	273,200,000	[2]	163,200,000	[2]							$ 14,955,055	[3]	94,000,000	[3]	95,000,000	[3]							$ 23,864,450	[4]	150,000,000	[4]	70,000,000	[4]					$ 27,841,858	[5]	175,000,000	[5]	132,500,000	[5]
Short-term bank loans												11,136,743	70,000,000	3,181,927	20,000,000			9,545,780	60,000,000	4,931,986	31,000,000	2,227,349	14,000,000	2,386,445	15,000,000	5,568,372	35,000,000	12,727,707		80,000,000						6,363,853	40,000,000	30,737,412	193,200,000							10,341,261	65,000,000			4,613,794	29,000,000							11,136,743	70,000,000	12,727,707	80,000,000							16,705,115	105,000,000	795,482	5,000,000	3,181,927	20,000,000	1,590,963	10,000,000	1,590,963	10,000,000	19,091,560	120,000,000			11,254,431	70,739,729	1,590,963	10,000,000
Interest rate	6.53%	6.53%	6.88%	6.06%	9.18%													6.00%	6.00%															5.81%	6.90%											8.40%	8.40%	8.53%	9.18%	8.83%	8.83%									6.00%	6.00%							6.00%	6.00%							6.00%	6.00%	6.00%	6.00%	6.31%	6.56%			5.60%	5.60%
Floating rate														120.00%	120.00%																																											108.00%	108.00%
Interest rate per month												0.50%	0.50%															0.50%		0.50%
Equipment pledged as collateral at carrying value	11,254,431	70,739,729	46,339,787
Buildings pledged as collateral at carrying value	4,743,515	29,815,366	8,454,748
Land use rights pledged as collateral at carrying value	584,669	3,674,935	14,570,886
Raw materials pledged as collateral at carrying value	8,196,007	51,516,000						38,160,000																																																								13,356,000
Trade accounts receivable pledged as collateral			29,196,300
Short-term debt borrowing capacity																																																																				$ 22,273,487	140,000,000

[1]	During the year ended December 31, 2012, Industrial & Commercial Bank of China granted the Company six loans including:A short-term loan of RMB20,000,000 ($3,181,927) . The interest thereon bear at a floating rate that is based on 120% of the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB20,000,000 ($3,181,927) was outstanding, which has been fully repaid on April 4, 2013. Borrowings under the loan agreement are secured by raw materials of Daqing Borun amount to RMB38,160,000 ($6,071,116).Three short-term loans amounted of RMB60,000,000 ($9,545,780). The interest thereon is calculated based on a fixed rate of 6.00% per annum. As of December 31, 2012, an amount of RMB60,000,000 ($9,545,780) was outstanding, of which RMB15,000,000($2,386,445) will be fully repaid on October 9, 2013, RMB14,000,000($2,227,349) will be fully repaid on October 19, 2013, and RMB31,000,000($4,931,986) will be fully repaid on October 26, 2013. All borrowings under these loan agreements are guaranteed by third party guarantors.Two short-term loans amounted of RMB70,000,000 ($11,136,743). The interest thereon is calculated based on a fixed rate of 5% per mensem. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, of which RMB60,000,000($9,545,780) will be fully repaid on May 15, 2013 and RMB10,000,000($1,590,963) will be fully repaid on May 18, 2013. Borrowings under the loan agreements are secured by RMB35,000,000 ($5,568,372) deposit at the bank and guaranteed by a third party company.
[2]	During the year ended December 31, 2012, Agricultural Bank of China granted the Company nine loans including:A short-term loan of RMB80,000,000($12,727,707). The interest thereon is calculated based on a fixed rate of 5% per mensem. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on April 28, 2013. Borrowings under the loan agreements are secured by RMB40,000,000 ($6,363,853) deposit at the bank and jointly guaranteed by a third party guarantor.Eight short-term loans amounted of RMB193,200,000($30,737,412). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB193,200,000 ($30,737,412) was outstanding, these loans will be repaid from March to November 2013. All borrowings under the loan agreements are guaranteed by third party guarantors.
[3]	During the year ended December 31, 2012, Longjiang Bank granted the Company two loans including:A short-term loan of RMB29,000,000 ($4,613,794). The interest thereon is calculated based on a fixed rate of 8.83% per annum. As of December 31, 2012, an amount of RMB29,000,000 ($4,613,794) was outstanding, which will be fully repaid on July 16, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.A short-term loan of RMB65,000,000 ($10,341,261). The interest thereon is calculated based on a fixed rate of 8.4% per annum. As of December 31, 2012, an amount of RMB65,000,000 ($10,341,261) was outstanding, which will be fully repaid on November 1, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.
[4]	During the year ended December 31, 2012, China Construction Bank granted the Company two loans including:A short-term loan of RMB70,000,000 ($11,136,743). The interest thereon bears at a fixed rate that is based on 108% of the benchmark interest rates on the drawdown date. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, which has been fully repaid on March 27, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.A short-term loan of RMB80,000,000 ($12,727,707). The interest thereon is calculated based on a fixed rate of 6% per annum. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on December 24, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.
[5]	During the year ended December 31, 2012, Agricultural Development Bank of China granted the Company five loans including:A short-term loan of RMB10,000,000($1,590,963). The interest thereon is calculated based on a fixed rate of 5.6% per annum. As of December 31, 2012, an amount of RMB10,000,000($1,590,963) was outstanding, which has been fully repaid on January 17, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.Two short-term loans of RMB120,000,000($19,091,560). All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable quarterly following the publishing of rate adjustments by the People's Bank of China during the term of the loan). As of December 31, 2012, an amount of RMB120,000,000 ($19,091,560) was outstanding, both of the loans will be fully repaid on September 13, 2013. Borrowing under the loan agreement are secured by equity interests of Daqing Borun and jointly guaranteed by third party guarantor and the Chief Executive Officer Mr. Jinmiao Wang simultaneously. Pursuant to these loan agreements, Daqing Borun granted security interests in its buildings and land-use rights and raw materials to the third party guarantor with total carrying values of RMB33,782,758 ($5,374,714), RMB3,674,935 ($584,669), and RMB13,356,000 ($2,124,891), respectively.A short-term loan of RMB10,000,000($1,590,963). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise). As of December 31, 2012, an amount of RMB10,000,000 ($1,590,963) was outstanding, which will be fully repaid on September 19, 2013. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB70,739,729 ($11,254,431) and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.In December 2012, Daqing Borun entered into a loan agreement with Agricultural Development Bank of China pursuant to which Daqing Borun may borrow up to RMB 140,000,000 ($22,273,487). Daqing Borun drew down RMB10,000,000 ($1,590,963) in December 11, 2012, RMB20,000,000($3,181,927) in December 17, 2012 and RMB5,000,000($795,482) in December 26, 2012. As of December 31, 2012, Daqing Borun had RMB105,000,000 ($16,705,115) available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise) .Borrowings under the loan agreement are guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.

Short-term borrowings (Schedule of Short-term Borrowings) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] USD ($)		Dec. 31, 2012 Industrial And Commercial Bank Of China [Member] CNY		Dec. 31, 2011 Industrial And Commercial Bank Of China [Member] CNY		Dec. 31, 2012 Agricultural Bank Of China [Member] USD ($)		Dec. 31, 2012 Agricultural Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Bank Of China [Member] CNY		Dec. 31, 2012 Longjiang Bank [Member] USD ($)		Dec. 31, 2012 Longjiang Bank [Member] CNY		Dec. 31, 2011 Longjiang Bank [Member] CNY		Dec. 31, 2012 China Construction Bank [Member] USD ($)		Dec. 31, 2012 China Construction Bank [Member] CNY		Dec. 31, 2011 China Construction Bank [Member] CNY		Dec. 31, 2012 Agricultural Development Bank Of China [Member] USD ($)		Dec. 31, 2012 Agricultural Development Bank Of China [Member] CNY		Dec. 31, 2011 Agricultural Development Bank Of China [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 133,990,932	842,200,000	508,700,000	$ 23,864,450	[1]	150,000,000	[1]	48,000,000	[1]	$ 43,465,119	[2]	273,200,000	[2]	163,200,000	[2]	$ 14,955,055	[3]	94,000,000	[3]	95,000,000	[3]	$ 23,864,450	[4]	150,000,000	[4]	70,000,000	[4]	$ 27,841,858	[5]	175,000,000	[5]	132,500,000	[5]

[1]	During the year ended December 31, 2012, Industrial & Commercial Bank of China granted the Company six loans including:A short-term loan of RMB20,000,000 ($3,181,927) . The interest thereon bear at a floating rate that is based on 120% of the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB20,000,000 ($3,181,927) was outstanding, which has been fully repaid on April 4, 2013. Borrowings under the loan agreement are secured by raw materials of Daqing Borun amount to RMB38,160,000 ($6,071,116).Three short-term loans amounted of RMB60,000,000 ($9,545,780). The interest thereon is calculated based on a fixed rate of 6.00% per annum. As of December 31, 2012, an amount of RMB60,000,000 ($9,545,780) was outstanding, of which RMB15,000,000($2,386,445) will be fully repaid on October 9, 2013, RMB14,000,000($2,227,349) will be fully repaid on October 19, 2013, and RMB31,000,000($4,931,986) will be fully repaid on October 26, 2013. All borrowings under these loan agreements are guaranteed by third party guarantors.Two short-term loans amounted of RMB70,000,000 ($11,136,743). The interest thereon is calculated based on a fixed rate of 5% per mensem. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, of which RMB60,000,000($9,545,780) will be fully repaid on May 15, 2013 and RMB10,000,000($1,590,963) will be fully repaid on May 18, 2013. Borrowings under the loan agreements are secured by RMB35,000,000 ($5,568,372) deposit at the bank and guaranteed by a third party company.
[2]	During the year ended December 31, 2012, Agricultural Bank of China granted the Company nine loans including:A short-term loan of RMB80,000,000($12,727,707). The interest thereon is calculated based on a fixed rate of 5% per mensem. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on April 28, 2013. Borrowings under the loan agreements are secured by RMB40,000,000 ($6,363,853) deposit at the bank and jointly guaranteed by a third party guarantor.Eight short-term loans amounted of RMB193,200,000($30,737,412). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB193,200,000 ($30,737,412) was outstanding, these loans will be repaid from March to November 2013. All borrowings under the loan agreements are guaranteed by third party guarantors.
[3]	During the year ended December 31, 2012, Longjiang Bank granted the Company two loans including:A short-term loan of RMB29,000,000 ($4,613,794). The interest thereon is calculated based on a fixed rate of 8.83% per annum. As of December 31, 2012, an amount of RMB29,000,000 ($4,613,794) was outstanding, which will be fully repaid on July 16, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.A short-term loan of RMB65,000,000 ($10,341,261). The interest thereon is calculated based on a fixed rate of 8.4% per annum. As of December 31, 2012, an amount of RMB65,000,000 ($10,341,261) was outstanding, which will be fully repaid on November 1, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.
[4]	During the year ended December 31, 2012, China Construction Bank granted the Company two loans including:A short-term loan of RMB70,000,000 ($11,136,743). The interest thereon bears at a fixed rate that is based on 108% of the benchmark interest rates on the drawdown date. As of December 31, 2012, an amount of RMB70,000,000 ($11,136,743) was outstanding, which has been fully repaid on March 27, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.A short-term loan of RMB80,000,000 ($12,727,707). The interest thereon is calculated based on a fixed rate of 6% per annum. As of December 31, 2012, an amount of RMB80,000,000 ($12,727,707) was outstanding, which will be fully repaid on December 24, 2013. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun.
[5]	During the year ended December 31, 2012, Agricultural Development Bank of China granted the Company five loans including:A short-term loan of RMB10,000,000($1,590,963). The interest thereon is calculated based on a fixed rate of 5.6% per annum. As of December 31, 2012, an amount of RMB10,000,000($1,590,963) was outstanding, which has been fully repaid on January 17, 2013. Borrowing under the loan agreement is guaranteed by third party guarantor.Two short-term loans of RMB120,000,000($19,091,560). All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable quarterly following the publishing of rate adjustments by the People's Bank of China during the term of the loan). As of December 31, 2012, an amount of RMB120,000,000 ($19,091,560) was outstanding, both of the loans will be fully repaid on September 13, 2013. Borrowing under the loan agreement are secured by equity interests of Daqing Borun and jointly guaranteed by third party guarantor and the Chief Executive Officer Mr. Jinmiao Wang simultaneously. Pursuant to these loan agreements, Daqing Borun granted security interests in its buildings and land-use rights and raw materials to the third party guarantor with total carrying values of RMB33,782,758 ($5,374,714), RMB3,674,935 ($584,669), and RMB13,356,000 ($2,124,891), respectively.A short-term loan of RMB10,000,000($1,590,963). The interest thereon bear at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise). As of December 31, 2012, an amount of RMB10,000,000 ($1,590,963) was outstanding, which will be fully repaid on September 19, 2013. Borrowing under the loan agreement is secured by equipments of Daqing Borun with total carrying value of RMB70,739,729 ($11,254,431) and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.In December 2012, Daqing Borun entered into a loan agreement with Agricultural Development Bank of China pursuant to which Daqing Borun may borrow up to RMB 140,000,000 ($22,273,487). Daqing Borun drew down RMB10,000,000 ($1,590,963) in December 11, 2012, RMB20,000,000($3,181,927) in December 17, 2012 and RMB5,000,000($795,482) in December 26, 2012. As of December 31, 2012, Daqing Borun had RMB105,000,000 ($16,705,115) available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People's Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People's Bank of China during the term of the loan and calculated piecewise) .Borrowings under the loan agreement are guaranteed by the Chief Executive Officer Mr. Jinmiao Wang.

Sharedholders' equity (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2010 Golden Direction [Member]	Mar. 15, 2010 Golden Direction [Member]	Mar. 31, 2010 China High [Member]	Mar. 15, 2010 China High [Member]	Feb. 28, 2010 China High [Member]	Feb. 28, 2010 Preferred Class A [Member] China High [Member]	Feb. 28, 2010 Preferred Class B [Member] China High [Member]	Feb. 28, 2010 Preferred Class C [Member] China High [Member]	Jun. 11, 2010 IPO [Member]	Jun. 11, 2010 Class A, B and C Preference Shares [Member]
Class of Stock [Line Items]
Percentage of voting interests acquired			100.00%	100.00%	74.24%	74.24%	25.76%
Preferred stock, shares issued								3,711.952	1,065.33	374.907
Number of ordinary shares issued upon conversion of preferred stock								3,711,952	1,065,330	374,907		5,152,189
Ordinary share, shares issued	25,725,000	25,725,000		14,847,810							5,725,000	5,152,189
Ordinary share, shares outstanding	25,725,000	25,725,000

Restricted net assets (Narrative) (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Foreign Invested Enterprise [Member] Minimum [Member]	Dec. 31, 2012 Domestic Invested Enterprise [Member] Minimum [Member]
Restricted Net Assets [Line Items]
Required percentage of after-tax-profit allocated to general reserve	10.00%	10.00%		10.00%	10.00%
Reserve balance as a percentage of registered capital				50.00%	50.00%
Amount of restricted paid-in-capital and statutory reserve funds	$ 31,218,884	196,226,298	177,411,154

Income taxes (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Statute of limitations period	5 years
Tax rate on dividends	5.00%
Cayman Islands [Member] | New Borun [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	0.00%
British Virgin Islands [Member] | Golden Direction [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	0.00%
Hong Kong [Member] | China High [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	16.50%
PRC [Member]
Income Tax Applicable Tax Rates [Line Items]
Statute of limitations period	5 years
PRC [Member] | Shandong Borun [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	25.00%
PRC [Member] | Daqing Borun [Member]
Income Tax Applicable Tax Rates [Line Items]
Statutory tax rate	25.00%

Income taxes (Reconciliation Of Statutory Tax Rate To Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Expenses not deductible		0.15%	0.39%
Income not subject to tax
Effective tax rate	25.00%	25.15%	25.39%

Income taxes (Schedule of Provision for Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income taxes [Abstract]
Current tax expenses	$ 9,978,069	62,717,151	105,194,680	88,264,738
Income tax expense	$ 9,978,069	62,717,151	105,194,680	88,264,738

Commitments and contingencies (Narrative) (Details)	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] USD ($)	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] CNY	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] Granaries [Member] USD ($)	Dec. 31, 2012 Financial Guarantee [Member] Short-term bank loans [Member] Granaries [Member] CNY	Dec. 31, 2012 Property, plant and equipment [Member] CNY	Dec. 31, 2011 Property, plant and equipment [Member] CNY	Dec. 31, 2012 Corn [Member] USD ($)	Dec. 31, 2012 Corn [Member] CNY	Dec. 31, 2011 Corn [Member] CNY
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase obligations						10,500,702	$ 67,970,885	427,231,000	841,465,000
Guarantor Obligations [Line Items]
Guaranteed amount	$ 81,520,961	512,400,000	$ 65,611,328	412,400,000

Subsequent events (Details)	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] CNY	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] Second Traunche [Member] USD ($)	Jan. 31, 2013 Subsequent Event [Member] Bonds [Member] Second Traunche [Member] CNY
Subsequent Event [Line Items]
Debt instrument, aggregate amount registered			$ 79,500,000	500,000,000
Debt instrument, face amount			$ 55,700,000	350,000,000	$ 23,800,000	150,000,000
Debt instrument, fixed interest rate	6.53%	6.88%	9.30%	9.30%
Debt instrument, maturity date			Jan 31, 2016	Jan 31, 2016